Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Feb. 28, 2016	Nov. 30, 2014	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2023	Mar. 22, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [line items]
Common stock, shares authorized					80,000,000	80,000,000
Dividend payable annual percentage		40.00%
Dividends declared, per share, per quarter (in dollars per share)							$ 0.82
Treasury stock
Disclosure of equity [line items]
Common stock, shares outstanding (in shares)					2,887,905	2,887,905		5,441,434	2,869,517
Share repurchase program authorized amount	$ 200.0		$ 250.0	$ 200.0
Share settlement convertible notes (in shares)						3,694,845
Class A common stock
Disclosure of equity [line items]
Common stock, shares issued (in shares)					34,110,338	34,110,338		34,033,575
Common stock, shares outstanding (in shares)					31,101,689	31,101,689		28,477,704	30,995,120	31,421,265
Share settlement convertible notes (in shares)					3,700,000	3,694,845
Class B common stock
Disclosure of equity [line items]
Common stock, shares issued (in shares)					10,938,125	10,938,125		10,938,125
Common stock, shares outstanding (in shares)					10,938,125	10,938,125		10,938,125	10,938,125	10,938,125
Class C common stock
Disclosure of equity [line items]
Common stock, shares outstanding (in shares)					0	0